Fully Benefit-Responsive Investment Contracts	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Fully Benefit-Responsive Investment Contracts	Fully Benefit-Responsive Investment Contracts
The Master Trust holds investments in synthetic guaranteed investment contracts (“GICs”) as part of the Stable Value Fund investment option. Synthetic GICs are investment contracts that allow members to earn fixed income for a specified period of time. These synthetic GICs are fully benefit-responsive, which allows members to initiate all permitted transactions, such as withdrawals, loans or transfers to other funds within the Plan and are reported at contract value. A corresponding contract wrapper with the issuer provides a fixed rate of return on the underlying investments. A contract wrapper is a contractual agreement with a third party that regulates the return on investment. The agreement provides for the third party to compensate the Plan if the book value drops below a certain threshold and vice versa.

    The crediting interest rate for the synthetic GIC is based on a mutually agreed upon formula that resets on a quarterly basis depending on the portfolio yield, market value and duration along with the book value of the contract. The minimum crediting rate is 0%.
NOTE 4.                      Fully Benefit-Responsive Investment Contracts, continued

    Certain events could limit the ability of the Plan to transact at contract value with the issuer. These events include, but are not limited to, the following: (1) amendments to the Plan Document, (2) bankruptcy of the Plan Sponsor or other Plan Sponsor events which cause a significant withdrawal from the Plan or (3) the failure of the Master Trust to qualify for exemption from federal income taxes or any required prohibited transaction exemption under ERISA. CSX does not believe that the occurrence of any event limiting the Plan’s ability to transact at contract value is probable.

    The contract value of the synthetic GICs represents contributions plus earnings, less member withdrawals and administrative expenses. The synthetic GIC issuers can only terminate the contract under very limited circumstances such as CSX or the investment fund managers breaching any of their obligations under the agreement. No events are probable of occurring that might limit the ability of the Plan to transact at contract value with the contract issuers.